GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 37.6%
Aerospace & Defense – 0.5%
47,893	L3Harris Technologies, Inc.	$ 10,859,259

Banks – 4.3%
430,882	Bank of America Corp.	16,528,633
416,073	BNP Paribas SA ADR	12,698,548
190,179	JPMorgan Chase & Co.	28,865,369
76,626	M&T Bank Corp.	10,256,390
1,489,552	Nordea Bank Abp ADR	17,591,609
225,862	Truist Financial Corp.	12,293,669

		98,234,218

Beverages – 0.7%
58,350	Coca-Cola Europacific Partners PLC	3,621,201
208,334	The Coca-Cola Co.	11,881,288

		15,502,489

Biotechnology – 0.3%
26,715	Amgen, Inc.	6,452,741

Capital Markets – 1.2%
12,510	BlackRock, Inc.	10,848,297
87,728	Morgan Stanley	8,420,133
56,850	Singapore Exchange Ltd. ADR	7,433,706

		26,702,136

Chemicals – 0.8%
28,770	Ecolab, Inc.	6,353,279
36,869	Linde PLC	11,333,162

		17,686,441

Commercial Services & Supplies – 0.5%
98,162	Republic Services, Inc.	11,618,454

Communications Equipment – 0.9%
287,726	Cisco Systems, Inc.	15,931,389
149,342	Juniper Networks, Inc.	4,202,484

		20,133,873

Construction & Engineering – 0.3%
272,278	Vinci SA ADR	7,209,921

Consumer Finance – 0.4%
51,711	American Express Co.	8,818,277

Containers & Packaging – 0.4%
174,908	International Paper Co.	10,102,686

Diversified Telecommunication Services – 0.7%
582,266	AT&T, Inc.	16,332,561

Electric Utilities – 1.5%
1,625,810	Enel SpA ADR(a)	14,892,420
183,614	NextEra Energy, Inc.	14,303,531
86,974	Xcel Energy, Inc.	5,935,975

		35,131,926

Shares	Description	Value

Common Stocks – (continued)
Electrical Equipment – 1.5%
94,439	Eaton Corp. PLC	$ 14,926,084
603,630	Schneider Electric SE ADR	20,227,641

		35,153,725

Electronic Equipment, Instruments & Components – 0.3%
52,354	TE Connectivity Ltd.	7,720,644

Equity Real Estate Investment Trusts (REITs) – 2.9%
47,078	Alexandria Real Estate Equities, Inc.	9,478,685
35,673	American Tower Corp.	10,088,324
44,749	AvalonBay Communities, Inc.	10,195,165
37,378	Boston Properties, Inc.	4,387,430
76,230	Duke Realty Corp.	3,878,582
110,325	Healthpeak Properties, Inc.	4,078,715
173,410	Hudson Pacific Properties, Inc.	4,727,157
62,278	Prologis, Inc.	7,974,075
166,614	Ventas, Inc.	9,960,185

		64,768,318

Food & Staples Retailing – 0.2%
38,738	Walmart, Inc.	5,522,102

Food Products – 1.7%
73,210	Archer-Daniels-Midland Co.	4,372,101
120,024	General Mills, Inc.	7,064,612
61,700	McCormick & Co., Inc.	5,193,289
142,261	Mondelez International, Inc. Class A	8,999,431
101,780	Nestle SA ADR	12,891,506

		38,520,939

Health Care Equipment & Supplies – 1.2%
145,277	Medtronic PLC	19,076,323
51,824	Zimmer Biomet Holdings, Inc.	8,469,078

		27,545,401

Health Care Providers & Services – 1.2%
141,257	CVS Health Corp.	11,633,926
39,844	UnitedHealth Group, Inc.	16,424,494

		28,058,420

Hotels, Restaurants & Leisure – 1.1%
45,093	McDonald’s Corp.	10,944,522
40,689	Starbucks Corp.	4,940,865
60,206	Yum! Brands, Inc.	7,910,467

		23,795,854

Household Products – 1.2%
58,033	Kimberly-Clark Corp.	7,876,239
30,907	The Clorox Co.	5,590,767
93,550	The Procter & Gamble Co.	13,305,616

		26,772,622

Industrial Conglomerates – 0.6%
53,159	Honeywell International, Inc.	12,428,043

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Insurance – 1.3%
55,008	Chubb Ltd.	$ 9,282,050
51,323	Marsh & McLennan Cos., Inc.	7,555,772
339,015	Zurich Insurance Group AG ADR	13,675,865

		30,513,687

IT Services – 1.4%
22,398	Accenture PLC Class A	7,115,396
83,796	Cognizant Technology Solutions Corp. Class A	6,161,520
56,473	Fidelity National Information Services, Inc.	8,417,301
71,092	International Business Machines Corp.	10,021,128

		31,715,345

Machinery – 0.9%
36,767	Cummins, Inc.	8,533,620
48,828	Illinois Tool Works, Inc.	11,067,843

		19,601,463

Media – 0.2%
194,739	Bright Pattern Holding Co.(b)	486,846
81,365	The New York Times Co. Class A	3,562,160

		4,049,006

Metals & Mining – 0.7%
172,803	Rio Tinto PLC ADR	14,914,627

Multi-Utilities – 1.3%
97,286	Ameren Corp.	8,164,241
119,097	CMS Energy Corp.	7,359,004
115,697	National Grid PLC ADR	7,441,631
51,966	Sempra Energy	6,789,358

		29,754,234

Multiline Retail – 0.3%
29,606	Target Corp.	7,728,646

Oil, Gas & Consumable Fuels – 1.7%
782	Chesapeake Energy Corp.	42,267
146,800	Chevron Corp.	14,945,708
180,982	Devon Energy Corp.	4,676,575
104,676	Noble Corp.(c) (Oil, Gas & Consumable Fuels)	2,302,872
31,655	Pioneer Natural Resources Co.	4,601,687
291,770	Royal Dutch Shell PLC ADR Class A	11,851,698
17,730	Summit Midstream Partners LP(c)	661,506

		39,082,313

Pharmaceuticals – 3.0%
104,675	AstraZeneca PLC ADR	5,991,597
219,977	Bristol-Myers Squibb Co.	14,929,839
60,412	Eli Lilly & Co.	14,710,322
117,274	Johnson & Johnson	20,194,583

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals – (continued)
124,627	Novartis AG ADR	$ 11,514,288

		67,340,629

Road & Rail – 0.3%
32,097	Union Pacific Corp.	7,021,540

Semiconductors & Semiconductor Equipment – 1.0%
24,577	KLA Corp.	8,556,728
126,540	Marvell Technology, Inc.	7,656,936
39,111	Texas Instruments, Inc.	7,455,339

		23,669,003

Software – 0.2%
17,737	Microsoft Corp.	5,053,449

Specialty Retail – 0.4%
20,917	Advance Auto Parts, Inc.	4,435,659
11,140	The Home Depot, Inc.	3,656,037

		8,091,696

Technology Hardware, Storage & Peripherals – 0.2%
43,379	NetApp, Inc.	3,452,535

Water Utilities – 0.3%
44,927	American Water Works Co., Inc.	7,642,532

TOTAL COMMON STOCKS (Cost $667,185,444)		$854,701,755

Shares	Dividend Rate	Value

Preferred Stocks(d) – 0.4%
Capital Markets(e) – 0.2%
Morgan Stanley, Inc. (3M USD LIBOR + 3.708%)
183,597	6.375%	$ 5,247,202

Diversified Telecommunication Services – 0.1%
Qwest Corp.
43,276	6.500	1,097,480

Insurance(e) – 0.1%
Delphi Financial Group, Inc. (3M USD LIBOR + 3.190%)
143,849	3.346	3,326,508

TOTAL PREFERRED STOCKS (Cost $8,780,987)		$ 9,671,190

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – 46.0%
Advertising(d)(f) – 0.1%
Terrier Media Buyer, Inc.
$2,850,000	8.875%	12/15/27	$ 3,042,375

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Aerospace & Defense(d) – 0.6%
The Boeing Co.
$3,432,000	5.150%		05/01/30	$ 4,085,865
1,652,000	5.805		05/01/50	2,251,230
TransDigm, Inc.
3,300,000	5.500		11/15/27	3,407,250
315,000	4.625	(f)	01/15/29	314,212
266,000	4.875	(f)	05/01/29	266,665
Triumph Group, Inc.
2,885,000	7.750		08/15/25	2,913,850

				13,239,072

Agriculture – 0.5%
BAT Capital Corp.(d)
10,000,000	4.390		08/15/37	10,994,100
MHP SE
270,000	7.750		05/10/24	290,638

				11,284,738

Airlines – 0.6%
Air Canada(d)(f)
1,535,000	3.875		08/15/26	1,535,000
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(f)
522,000	5.500		04/20/26	546,143
1,717,000	5.750		04/20/29	1,858,652
Azul Investments LLP(d)(f)
200,000	7.250		06/15/26	187,405
Delta Air Lines, Inc.(d)
3,600,000	7.375		01/15/26	4,234,500
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.(d)(f)
2,155,000	5.750		01/20/26	2,254,669
United Airlines, Inc.(d)(f)
1,625,000	4.375		04/15/26	1,667,656
2,080,000	4.625		04/15/29	2,139,800

				14,423,825

Automotive – 1.5%
American Axle & Manufacturing, Inc.(d)
1,000	6.250		04/01/25	1,033
BorgWarner, Inc.(f)
4,100,000	5.000		10/01/25	4,737,509

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Automotive – (continued)
Clarios Global LP/Clarios US Finance Co.(d)(f)
$1,850,000	8.500%	05/15/27	$ 2,000,313
Dana, Inc.(d)
2,075,000	4.250	09/01/30	2,155,406
Dealer Tire LLC/DT Issuer LLC(d)(f)
4,342,000	8.000	02/01/28	4,683,932
Ford Motor Co.
1,464,000	8.500	04/21/23	1,626,750
Ford Motor Credit Co. LLC(d)
1,600,000	4.140	02/15/23	1,654,045
400,000	4.687	06/09/25	434,217
4,260,000	3.375	11/13/25	4,435,964
1,640,000	3.815	11/02/27	1,716,791
General Motors Co.(d)
3,000,000	6.600	04/01/36	4,153,140
Real Hero Merger Sub 2, Inc.(d)(f)
360,000	6.250	02/01/29	371,700
The Goodyear Tire & Rubber Co.(d)
3,598,000	9.500	05/31/25	3,980,287
Tupy Overseas SA(d)(f)
200,000	4.500	02/16/31	199,190
Wheel Pros, Inc.(d)(f)
1,420,000	6.500	05/15/29	1,441,300

			33,591,577

Banks – 3.6%
Akbank T.A.S.(d)(e) (5 Year USD Swap + 5.026%)
320,000	7.200	03/16/27	323,360
Akbank TAS(d)(e)(f) (5 year USD Swap + 6.015%)
200,000	6.800	06/22/31	200,250
Alfa Bank AO Via Alfa Bond Issuance PLC(d)(e) (5 year CMT + 4.546%)
360,000	5.950	04/15/30	376,267
Banco BBVA Peru SA(d)(e) (5 year CMT + 2.750%)
190,000	5.250	09/22/29	198,550
Banco Davivienda SA(d)(e)(f) (10 year CMT + 5.097%)
220,000	6.650	04/22/49	231,000
Banco de Bogota SA
330,000	6.250	05/12/26	359,783
Banco do Brasil SA(d)(e) (10 Year CMT + 4.398%)
200,000	6.250	04/15/49	201,600

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Banco Industrial SA/Guatemala(d)(e)(f) (5 Year CMT + 4.442%)
$460,000	4.875%		01/29/31	$ 477,394
Banco Mercantil del Norte SA(d)(e) (5 year CMT + 4.967%)
690,000	6.750		09/27/49	738,214
Banco Santander SA
2,000,000	3.490		05/28/30	2,186,380
Bank of America Corp.(d)(e) (3M USD LIBOR + 3.898%)
4,000,000	6.100		03/17/49	4,492,880
BBVA Bancomer SA(d)(e) (5 Year CMT + 2.650%)
530,000	5.125		01/18/33	546,562
BNP Paribas SA(f)
2,700,000	4.375		05/12/26	3,018,249
CIT Group, Inc.(d)
4,025,000	5.250		03/07/25	4,528,125
Citigroup, Inc.(d)(e)
(3M USD LIBOR + 4.517%)
1,890,000	6.250		08/15/49	2,206,575
(SOFR + 3.914%)
900,000	4.412		03/31/31	1,060,632
Credit Bank of Moscow Via CBOM Finance PLC
260,000	4.700	(f)	01/29/25	269,565
(5 Year USD Swap + 5.416%)
280,000	7.500	(d)(e)	10/05/27	288,715
Credit Suisse Group AG(d)(e)(f) (5 Year USD Swap + 4.598%)
1,702,000	7.500		12/11/49	1,878,600
Deutsche Bank AG(d)(e)
(5 Year CMT + 4.524%)
800,000	6.000		10/30/49	838,000
(5 Year USD Swap + 2.248%)
2,000,000	4.296		05/24/28	2,062,384
First Bank of Nigeria, Ltd. Via FBN Finance Co. BV(f)
200,000	8.625		10/27/25	216,063
FirstRand Bank Ltd.(d)(e) (5 Year USD Swap + 3.561%)
320,000	6.250		04/23/28	336,960
Freedom Mortgage Corp.(d)(f)
3,225,000	7.625		05/01/26	3,309,656
2,610,000	6.625		01/15/27	2,528,437
Grupo Aval Ltd.(d)
340,000	4.375	(f)	02/04/30	335,223
200,000	4.375		02/04/30	197,190
ING Groep NV(d)(e) (5 Year USD Swap + 4.446%)
5,000,000	6.500		04/16/49	5,587,500

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Intesa Sanpaolo SpA(f)
	$8,000,000	5.017%		06/26/24	$ 8,673,768
Itau Unibanco Holding SA(d)(e) (5 Year CMT + 3.981%)
	500,000	6.125		12/12/49	504,425
JPMorgan Chase & Co.(d)(e)
(3M USD LIBOR + 3.330%)
	4,000,000	6.125		04/30/49	4,354,120
(3M USD LIBOR + 3.800%)
	2,700,000	3.926		01/11/49	2,714,175
(SOFR + 2.515%)
	441,000	2.956		05/13/31	467,976
Morgan Stanley, Inc.(d)(e) (3M USD LIBOR + 3.610%)
	2,731,000	3.736		10/15/49	2,734,414
Natwest Group PLC
	2,675,000	3.875		09/12/23	2,853,101
	2,975,000	6.000		12/19/23	3,323,021
NBK Tier 1 Financing 2 Ltd.(d)(e) (6 Year USD Swap + 2.832%)
	560,000	4.500		08/27/49	581,280
OTP Bank Nyrt(d)(e) (-1x 5M EURIBOR ICE Swap + 3.200%)
EUR	390,000	2.875		07/15/29	476,083
Standard Bank Group, Ltd.(d)(e) (5 year USD ICE Swap + 3.754%)
	$200,000	5.950		05/31/29	212,288
Standard Chartered PLC(d)(e)(f) (5 Year CMT + 3.805%)
	4,255,000	4.750		01/14/49	4,388,058
Tinkoff Bank JSC Via TCS Finance, Ltd.(d)(e) (5 year CMT + 7.592%)
	550,000	9.250		09/15/49	576,744
Truist Financial Corp.(d)(e) (10 Year CMT + 4.349%)
	2,237,000	5.100		03/01/49	2,574,183
Turkiye Vakiflar Bankasi TAO
	200,000	6.000		11/01/22	203,788
	220,000	6.500	(f)	01/08/26	225,569
UBS Group AG(d)(e) (5 Year USD Swap + 4.590%)
	4,000,000	6.875		08/07/49	4,581,520
UniCredit SpA(d)(e)(f) (5 Year CMT + 4.750%)
	1,525,000	5.459		06/30/35	1,684,850
United Bank for Africa PLC
	670,000	7.750		06/08/22	692,319
Uzbek Industrial and Construction Bank ATB
	370,000	5.750		12/02/24	392,732

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Yapi ve Kredi Bankasi A/S(d)(e) (5 year CMT + 7.415%)
$340,000	7.875	%(f)	01/22/31	$ 356,150
(5 Year USD Swap + 11.245%)
260,000	13.875		01/15/49	300,950

				81,865,628

Beverages(d) – 0.7%
Anadolu Efes Biracilik Ve Malt Sanayii AS(f)
420,000	3.375		06/29/28	429,278
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
8,050,000	4.700		02/01/36	10,014,039
Central American Bottling Corp.
480,000	5.750		01/31/27	498,840
Constellation Brands, Inc.
2,275,000	2.875		05/01/30	2,422,283
Keurig Dr Pepper, Inc.
1,055,000	3.200		05/01/30	1,160,321
308,000	3.800		05/01/50	354,640

				14,879,401

Biotechnology(d)(f) – 0.0%
HCRX Investments Holdco LP
775,000	4.500		08/01/29	790,500

Building Materials(d)(f) – 0.4%
APi Group DE, Inc.
2,789,000	4.125		07/15/29	2,712,303
Builders FirstSource, Inc.
1,347,000	6.750		06/01/27	1,439,606
940,000	5.000		03/01/30	997,575
Cemex SAB de CV(e) (5 year CMT + 4.534%)
270,000	5.125		06/08/49	281,424
CP Atlas Buyer, Inc.
2,160,000	7.000		12/01/28	2,219,400
Masonite International Corp.
2,075,000	5.375		02/01/28	2,207,281

				9,857,589

Chemicals(d) – 0.6%
Air Products & Chemicals, Inc.
200,000	2.800		05/15/50	206,364
Axalta Coating Systems LLC(f)
3,100,000	3.375		02/15/29	3,049,625

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Chemicals(d) – (continued)
HB Fuller Co.
$1,060,000	4.250%	10/15/28	$ 1,081,200
Herens Holdco S.a.r.l.(f)
1,795,000	4.750	05/15/28	1,772,562
INEOS Quattro Finance 2 PLC(f)
780,000	3.375	01/15/26	783,900
Ingevity Corp.(f)
2,775,000	4.500	02/01/26	2,820,094
1,305,000	3.875	11/01/28	1,305,000
Minerals Technologies, Inc.(f)
1,695,000	5.000	07/01/28	1,767,037
OCP SA(f)
200,000	5.125	06/23/51	204,125
Rayonier AM Products, Inc.(f)
296,000	7.625	01/15/26	304,880
Sasol Financing USA LLC
280,000	4.375	09/18/26	285,670
Valvoline, Inc.(f)
885,000	3.625	06/15/31	879,469

			14,459,926

Commercial Services(d) – 1.5%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(f)
2,557,000	6.625	07/15/26	2,707,224
1,700,000	6.000	06/01/29	1,702,125
APX Group, Inc.(f)
4,286,000	5.750	07/15/29	4,291,357
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(f)
1,605,000	5.375	03/01/29	1,669,200
IHS Markit Ltd.(f)
5,675,000	4.750	02/15/25	6,339,032
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS(f)
200,000	9.500	07/10/36	209,313
Metis Merger Sub LLC(f)
717,000	6.500	05/15/29	702,660
MPH Acquisition Holdings LLC(f)
1,915,000	5.750	11/01/28	1,857,550
NESCO Holdings II, Inc.(f)
664,000	5.500	04/15/29	685,580

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services(d) – (continued)
Rent-A-Center, Inc.(f)
	$850,000	6.375%		02/15/29	$ 912,688
Sabre GLBL, Inc.(f)
	2,405,000	9.250		04/15/25	2,813,850
Square, Inc.(f)
	508,000	3.500		06/01/31	526,415
Techem Verwaltungsgesellschaft 674 MBH
EUR	760,000	6.000		07/30/26	926,820
The ADT Security Corp.(f)
	$4,387,000	4.125		08/01/29	4,403,451
Verisure Holding AB(f)
EUR	725,000	3.250		02/15/27	866,300
Verisure Midholding AB
	800,000	5.250	(f)	02/15/29	979,595
	1,450,000	5.250		02/15/29	1,774,433

					33,367,593

Commercial Services & Supplies – 0.0%
Chesapeake Energy Corp.
	$2,000,000	5.500		09/15/26	47,500

Computers(d) – 1.1%
Austin BidCo, Inc.(f)
	2,371,000	7.125		12/15/28	2,424,347
Banff Merger Sub, Inc.(f)
	1,000,000	9.750		09/01/26	1,052,500
Booz Allen Hamilton, Inc.(f)
	2,513,000	3.875		09/01/28	2,563,260
Dell International LLC/EMC Corp.
	5,000,000	8.100		07/15/36	7,781,300
Hewlett Packard Enterprise Co.
	3,000,000	6.200		10/15/35	4,154,940
Presidio Holdings, Inc.(f)
	2,095,000	8.250		02/01/28	2,273,075
Unisys Corp.(f)
	1,060,000	6.875		11/01/27	1,150,100
Western Digital Corp.
	3,000,000	4.750		02/15/26	3,330,000

					24,729,522

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Cosmetics/Personal Care(d) – 0.2%
Coty, Inc.
EUR	3,650,000	4.000%		04/15/23	$ 4,292,661

Distribution & Wholesale(d)(f) – 0.6%
American Builders & Contractors Supply Co, Inc.
	$2,760,000	3.875		11/15/29	2,742,750
BCPE Empire Holdings, Inc.
	2,446,000	7.625		05/01/27	2,458,230
IAA, Inc.
	750,000	5.500		06/15/27	785,625
Univar Solutions USA, Inc.
	3,200,000	5.125		12/01/27	3,344,000
Wolverine Escrow LLC
	3,118,000	8.500		11/15/24	3,016,665
	250,000	9.000		11/15/26	241,250

					12,588,520

Diversified Financial Services – 2.7%
AerCap Holdings NV(d)(e) (5 Year CMT + 4.535%)
	1,825,000	5.875		10/10/79	1,916,250
Air Lease Corp.(d)
	2,750,000	3.750		06/01/26	3,023,267
Ally Financial, Inc.
	4,000,000	8.000		11/01/31	5,823,280
(7 year CMT + 3.481%)
	3,415,000	4.700	(d)(e)	05/15/49	3,560,137
Aviation Capital Group LLC(d)(f)
	800,000	1.950		01/30/26	808,864
Avolon Holdings Funding Ltd.(d)(f)
	3,450,000	5.250		05/15/24	3,797,829
Compass Group Diversified Holdings LLC(d)(f)
	1,418,000	5.250		04/15/29	1,467,630
Curo Group Holdings Corp.(d)(f)
	2,125,000	8.250		09/01/25	2,217,969
GE Capital Funding LLC(d)
	2,350,000	3.450		05/15/25	2,563,051
Global Aircraft Leasing Co. Ltd.(d)(f)(g) (PIK 7.250%, Cash 6.500%)
	1,879,174	6.500		09/15/24	1,888,570
Jefferies Finance LLC/JFIN Co-Issuer Corp.(d)(f)
	1,520,000	5.000		08/15/28	1,552,700

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
LD Holdings Group LLC(d)(f)
$1,910,000	6.500%		11/01/25	$ 1,948,200
1,765,000	6.125		04/01/28	1,773,825
Midcap Financial Issuer Trust(d)(f)
2,567,000	6.500		05/01/28	2,669,680
810,000	5.625		01/15/30	793,800
Nationstar Mortgage Holdings, Inc.(d)(f)
2,651,000	5.500		08/15/28	2,705,006
Navient Corp.
3,000,000	5.500		01/25/23	3,146,250
NFP Corp.(d)(f)
1,505,000	6.875		08/15/28	1,565,200
Oilflow SPV 1 DAC
225,869	12.000		01/13/22	228,127
OneMain Finance Corp.
1,602,000	7.125		03/15/26	1,886,355
1,643,000	4.000	(d)	09/15/30	1,634,785
Park Aerospace Holdings Ltd.(d)(f)
2,235,000	5.250		08/15/22	2,331,887
Raymond James Financial, Inc.(d)
900,000	4.650		04/01/30	1,091,169
The Charles Schwab Corp.(d)(e)
(3M USD LIBOR + 3.315%)
2,195,000	4.625		03/01/49	2,221,757
(5 year CMT + 3.168%)
2,875,000	4.000		06/01/49	3,008,515
(5 Year CMT + 4.971%)
1,250,000	5.375		06/01/49	1,394,550
Unifin Financiera SAB de CV(d)
400,000	7.000		01/15/25	383,075
United Wholesale Mortgage LLC(d)(f)
3,195,000	5.500		04/15/29	3,167,044
Visa, Inc.(d)
450,000	2.700		04/15/40	472,550

				61,041,322

Electrical – 0.7%
Calpine Corp.(d)(f)
4,215,000	3.750		03/01/31	4,046,400
Cikarang Listrindo PT(d)
520,000	4.950		09/14/26	531,362
Eskom Holdings SOC Ltd.(h)
630,000	6.350		08/10/28	697,528

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
LLPL Capital Pte Ltd.
$419,520	6.875%		02/04/39	$ 491,573
Minejesa Capital B.V.
260,000	4.625		08/10/30	274,735
Mong Duong Finance Holdings B.V.(d)
530,000	5.125		05/07/29	523,143
NRG Energy, Inc.(d)
2,800,000	3.750	(f)	06/15/24	2,993,368
115,000	5.750		01/15/28	122,187
448,000	3.375	(f)	02/15/29	446,880
Pacific Gas & Electric Co.(d)
1,470,000	3.500		08/01/50	1,296,937
Sempra Energy(d)(e) (5 Year CMT + 4.550%)
3,335,000	4.875		10/15/49	3,644,488
Talen Energy Supply LLC(d)(f)
2,945,000	10.500		01/15/26	1,987,875

				17,056,476

Electrical Components & Equipment(d)(f) – 0.1%
Wesco Distribution, Inc.
1,473,000	7.250		06/15/28	1,638,713

Electronics(d)(f) – 0.2%
Atkore, Inc.
975,000	4.250		06/01/31	999,375
Imola Merger Corp.
1,803,000	4.750		05/15/29	1,857,090
TTM Technologies, Inc.
799,000	4.000		03/01/29	802,995

				3,659,460

Energy-Alternate Sources(d)(f) – 0.1%
Renewable Energy Group, Inc.
1,190,000	5.875		06/01/28	1,240,575

Engineering & Construction(d) – 0.4%
Aeropuertos Dominicanos Siglo XXI SA
630,000	6.750		03/30/29	659,059
Arcosa, Inc.(f)
1,221,000	4.375		04/15/29	1,248,473

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Engineering & Construction(d) – (continued)
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Par(f)
$290,000	4.050%	04/27/26	$ 296,888
Dycom Industries, Inc.(f)
2,764,000	4.500	04/15/29	2,805,460
Global Infrastructure Solutions, Inc.(f)
2,805,000	5.625	06/01/29	2,878,631
IHS Netherlands Holdco B.V.(f)
200,000	7.125	03/18/25	206,625
International Airport Finance SA
199,537	12.000	03/15/33	215,998
KBR, Inc.(f)
1,161,000	4.750	09/30/28	1,179,866
Mexico City Airport Trust
320,000	5.500	10/31/46	322,568
290,000	5.500	07/31/47	292,900

			10,106,468

Entertainment(d) – 0.7%
Allen Media LLC(f)
2,895,000	10.500	02/15/28	2,887,763
Banijay Entertainment SASU(f)
1,800,000	5.375	03/01/25	1,854,000
Boyne USA, Inc.(f)
1,275,000	4.750	05/15/29	1,318,031
Everi Holdings, Inc.(f)
580,000	5.000	07/15/29	593,050
Motion Bondco DAC(f)
3,250,000	6.625	11/15/27	3,298,750
Scientific Games International, Inc.(f)
500,000	7.000	05/15/28	538,750
Seaworld Parks & Entertainment, Inc.
2,776,000	9.500	08/01/25	3,001,550
Six Flags Entertainment Corp.(f)
1,854,000	5.500	04/15/27	1,909,620

			15,401,514

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Environmental(d) – 0.5%
Covanta Holding Corp.
	$670,000	5.000%	09/01/30	$ 714,387
GFL Environmental, Inc.(f)
	730,000	5.125	12/15/26	768,325
	2,624,000	4.000	08/01/28	2,584,640
Madison IAQ LLC(f)
	4,294,000	4.125	06/30/28	4,294,000
	485,000	5.875	06/30/29	489,850
Stericycle, Inc.(f)
	1,950,000	5.375	07/15/24	2,003,625

				10,854,827

Food & Drug Retailing(d) – 1.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(f)
	2,595,000	4.625	01/15/27	2,740,969
	1,995,000	5.875	02/15/28	2,132,156
	502,000	4.875	02/15/30	540,905
Arcor SAIC
	110,000	6.000	07/06/23	108,783
B&G Foods, Inc.
	4,020,000	5.250	04/01/25	4,120,500
Bellis Acquisition Co. PLC(f)
GBP	475,000	3.250	02/16/26	658,554
BRF SA
	$360,000	5.750	09/21/50	364,905
H-Food Holdings LLC/Hearthside Finance Co., Inc.(f)
	2,820,000	8.500	06/01/26	2,932,800
Kraft Heinz Foods Co.
	3,198,000	5.000	07/15/35	3,960,307
	2,592,000	4.375	06/01/46	2,971,407
Performance Food Group, Inc.(f)
	1,150,000	5.500	10/15/27	1,196,000
Post Holdings, Inc.(f)
	5,984,000	4.625	04/15/30	6,096,200
United Natural Foods, Inc.(f)
	1,455,000	6.750	10/15/28	1,571,400
US Foods, Inc.(f)
	2,690,000	4.750	02/15/29	2,733,712

				32,128,598

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Gaming(d) – 0.3%
Boyd Gaming Corp.
	$2,950,000	4.750%		12/01/27	$ 3,056,937
Genting New York LLC/GENNY Capital, Inc.(f)
	915,000	3.300		02/15/26	925,824
Melco Resorts Finance Ltd.(f)
	280,000	5.375		12/04/29	289,450
MGM China Holdings Ltd.(f)
	915,000	4.750		02/01/27	921,863
MGM Resorts International
	1,832,000	4.750		10/15/28	1,928,180
Wynn Macau Ltd.(f)
	330,000	5.625		08/26/28	338,250
	550,000	5.125		12/15/29	555,500

					8,016,004

Gas(d) – 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
	4,125,000	5.875		08/20/26	4,609,688
China Oil & Gas Group, Ltd.
	360,000	5.500		01/25/23	368,955

					4,978,643

Healthcare Providers & Services – 1.5%
CAB SELAS(d)(f)
EUR	1,175,000	3.375		02/01/28	1,405,036
Catalent Pharma Solutions, Inc.(d)(f)
	$1,005,000	3.125		02/15/29	984,900
Chrome Holdco SASU(d)(f)
EUR	2,100,000	5.000		05/31/29	2,544,260
CHS/Community Health Systems, Inc.(d)(f)
	$1,540,000	6.125		04/01/30	1,559,250
	2,170,000	4.750		02/15/31	2,202,550
DaVita, Inc.(d)(f)
	3,800,000	3.750		02/15/31	3,681,250
Encompass Health Corp.(d)
	1,200,000	4.500		02/01/28	1,245,000
HCA, Inc.
	8,870,000	5.000		03/15/24	9,815,276
	250,000	5.875	(d)	02/15/26	290,937

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services – (continued)
Laboratoire Eimer Selas(d)(f)
EUR	500,000	5.000%	02/01/29	$ 611,043
Lifepoint Health, Inc.(d)(f)
	$2,635,000	5.375	01/15/29	2,611,944
ModivCare, Inc.(d)(f)
	751,000	5.875	11/15/25	797,937
Rede D’or Finance S.a.r.l.(d)
	200,000	4.500	01/22/30	203,312
Select Medical Corp.(d)(f)
	1,700,000	6.250	08/15/26	1,797,750
Tenet Healthcare Corp.(d)(f)
	2,000,000	6.250	02/01/27	2,080,000
Universal Health Services, Inc.(d)(f)
	2,650,000	5.000	06/01/26	2,716,939

				34,547,384

Holding Companies-Diversified(d) – 0.0%
KOC Holding A/S
	700,000	6.500	03/11/25	756,350

Home Builders – 0.6%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(d)(f)
	1,642,000	4.875	02/15/30	1,646,105
Installed Building Products, Inc.(d)(f)
	800,000	5.750	02/01/28	837,000
Lennar Corp.(d)
	1,825,000	4.125	01/15/22	1,837,885
LGI Homes, Inc.(d)(f)
	3,698,000	4.000	07/15/29	3,716,490
PulteGroup, Inc.
	3,000,000	7.875	06/15/32	4,395,000
Taylor Morrison Communities, Inc.(d)(f)
	1,301,000	5.125	08/01/30	1,413,211

				13,845,691

Household Products(d) – 0.1%
Central Garden & Pet Co.
	1,380,000	4.125	10/15/30	1,423,125
Spectrum Brands, Inc.
	108,000	5.750	07/15/25	110,565

				1,533,690

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Housewares(d) – 0.3%
CD&R Smokey Buyer, Inc.(f)
$1,094,000	6.750%	07/15/25	$ 1,162,375
Newell Brands, Inc.
1,380,000	6.000	04/01/46	1,794,000
The Scotts Miracle-Gro Co.(f)
3,702,000	4.000	04/01/31	3,720,510
Turkiye Sise ve Cam Fabrikalari A/S
530,000	6.950	03/14/26	591,049

			7,267,934

Insurance – 0.9%
Acrisure LLC / Acrisure Finance, Inc.(d)(f)
1,865,000	6.000	08/01/29	1,855,675
Acrisure LLC/Acrisure Finance, Inc.(d)(f)
2,230,000	4.250	02/15/29	2,168,675
Acrisure LLC/Acrisure Finance, Inc.(d)(f)
1,550,000	10.125	08/01/26	1,737,938
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(d)(f)
1,666,000	6.750	10/15/27	1,740,970
American International Group, Inc.(d)
2,250,000	3.400	06/30/30	2,492,167
BroadStreet Partners, Inc.(d)(f)
2,940,000	5.875	04/15/29	3,010,872
Fidelity & Guaranty Life Holdings, Inc.(d)(f)
2,850,000	5.500	05/01/25	3,285,850
HUB International Ltd.(d)(f)
1,760,000	7.000	05/01/26	1,823,800
Sagicor Financial Co. Ltd.(d)(f)
200,000	5.300	05/13/28	208,500
Transatlantic Holdings, Inc.
75,000	8.000	11/30/39	118,422
USI, Inc.(d)(f)
1,850,000	6.875	05/01/25	1,884,688

			20,327,557

Internet – 1.7%
21Vianet Group, Inc.
400,000	7.875	10/15/21	394,700
Booking Holdings, Inc.(d)
2,850,000	4.625	04/13/30	3,436,045

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Internet – (continued)
Endure Digital, Inc.(d)(f)
	$6,473,000	6.000%		02/15/29	$ 6,262,627
Expedia Group, Inc.(d)
	1,160,000	6.250	(f)	05/01/25	1,352,514
	1,382,000	4.625		08/01/27	1,575,038
Getty Images, Inc.(d)(f)
	3,720,000	9.750		03/01/27	3,989,700
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(d)(f)
	1,305,000	5.250		12/01/27	1,366,988
GrubHub Holdings, Inc.(d)(f)
	3,400,000	5.500		07/01/27	3,565,750
ION Trading Technologies Sarl(d)(f)
	1,868,000	5.750		05/15/28	1,938,050
NortonLifeLock, Inc.(d)(f)
	4,000,000	5.000		04/15/25	4,045,000
Uber Technologies, Inc.(d)(f)
	3,200,000	7.500		05/15/25	3,428,000
	1,800,000	6.250		01/15/28	1,939,500
United Group BV(d)(f)
EUR	1,225,000	4.625		08/15/28	1,471,394
VeriSign, Inc.(d)
	$4,000,000	5.250		04/01/25	4,549,560

					39,314,866

Iron/Steel – 0.2%
ABJA Investment Co. Pte Ltd.
	650,000	5.950		07/31/24	690,137
CAP SA(d)(f)
	200,000	3.900		04/27/31	199,563
Cleveland-Cliffs, Inc.(d)
	2,250,000	5.875		06/01/27	2,362,500
	1,620,000	4.875	(f)	03/01/31	1,745,550
Metinvest B.V.(d)
	200,000	7.750		04/23/23	212,913
	200,000	8.500		04/23/26	226,350
Samarco Mineracao SA
	200,000	4.125		11/01/22	140,475

					5,577,488

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Leisure Time – 0.2%
NCL Corp. Ltd.(d)(f)
	$3,550,000	3.625%	12/15/24	$ 3,376,937
Royal Caribbean Cruises Ltd.
	955,000	5.250	11/15/22	977,681
TUI Cruises GmbH(d)(f)
EUR	1,100,000	6.500	05/15/26	1,339,715

				5,694,333

Lodging(d)(f) – 0.2%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
	$3,795,000	5.000	06/01/29	3,823,462
Marriott Ownership Resorts, Inc.
	710,000	4.500	06/15/29	714,438
Travel + Leisure Co.
	598,000	6.625	07/31/26	667,518

				5,205,418

Machinery - Construction & Mining(d)(f) – 0.0%
BWX Technologies, Inc.
	1,023,000	4.125	06/30/28	1,048,575

Machinery-Diversified(d)(f) – 0.2%
Titan Acquisition Ltd./Titan Co-Borrower LLC
	588,000	7.750	04/15/26	607,110
Vertical Holdco Gmbh Co.
	2,927,000	7.625	07/15/28	3,164,819

				3,771,929

Media – 3.2%
Altice Financing SA(d)
	200,000	7.500	05/15/26	208,000
AMC Networks, Inc.(d)
	1,800,000	4.750	08/01/25	1,845,000
CCO Holdings LLC/CCO Holdings Capital Corp.(d)(f)
	4,980,000	4.750	03/01/30	5,272,575
Charter Communications Operating LLC/Charter Communications Operating Capital(d)
	12,000,000	6.384	10/23/35	16,185,120
Comcast Corp.(d)
	2,827,000	2.800	01/15/51	2,795,818
CSC Holdings LLC(d)(f)
	2,298,000	4.625	12/01/30	2,260,658
	5,372,000	5.000	11/15/31	5,398,860

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
Cumulus Media New Holdings, Inc.(d)(f)
$2,421,000	6.750%		07/01/26	$ 2,548,102
Diamond Sports Group LLC/Diamond Sports Finance Co.(d)(f)
1,590,000	5.375		08/15/26	922,200
3,345,000	6.625		08/15/27	1,325,456
DIRECTV Holdings LLC/DIRECTV Financing Co, Inc.(d)(f)
2,695,000	5.875		08/15/27	2,785,956
DISH DBS Corp.
1,700,000	7.375	(d)	07/01/28	1,838,125
4,195,000	5.125	(f)	06/01/29	4,142,562
Gray Television, Inc.(d)(f)
2,125,000	7.000		05/15/27	2,273,750
iHeartCommunications, Inc.(d)
2,380,000	8.375		05/01/27	2,531,725
550,000	4.750	(f)	01/15/28	567,188
News Corp.(d)(f)
2,470,000	3.875		05/15/29	2,513,225
Nexstar Media, Inc.(d)(f)
1,500,000	5.625		07/15/27	1,582,500
Scripps Escrow II, Inc.(d)(f)
1,305,000	5.375		01/15/31	1,301,738
Scripps Escrow, Inc.(d)(f)
1,050,000	5.875		07/15/27	1,084,125
Sinclair Television Group, Inc.(d)(f)
2,100,000	5.875		03/15/26	2,155,125
Sirius XM Radio, Inc.(d)(f)
1,085,000	4.625		07/15/24	1,113,481
TEGNA, Inc.(d)
2,300,000	4.625		03/15/28	2,369,000
Townsquare Media, Inc.(d)(f)
2,038,000	6.875		02/01/26	2,170,470
Urban One, Inc.(d)(f)
1,690,000	7.375		02/01/28	1,808,300
Ziggo B.V.(d)(f)
1,628,000	4.875		01/15/30	1,676,840

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
Ziggo Bond Co. B.V.(d)(f)
EUR	675,000	3.375%	02/28/30	$ 795,738
	$500,000	5.125	02/28/30	513,750

				71,985,387

Mining – 0.8%
Constellium SE(d)(f)
	2,585,000	3.750	04/15/29	2,578,537
First Quantum Minerals Ltd.(d)(f)
	4,000,000	7.250	04/01/23	4,076,250
Freeport-McMoRan, Inc.(d)
	2,000,000	5.400	11/14/34	2,530,000
Glencore Finance Canada Ltd.(f)
	3,000,000	5.550	10/25/42	3,961,140
Novelis Corp.(d)(f)
	2,100,000	5.875%	09/30/26	2,176,125
	2,400,000	4.750	01/30/30	2,556,000
Vedanta Resources Finance II PLC(d)(f)
	200,000	9.250	04/23/26	164,163

				18,042,215

Miscellaneous Manufacturing(d) – 0.4%
Bombardier, Inc.(f)
	1,125,000	7.500	12/01/24	1,172,813
	1,152,000	7.500	03/15/25	1,172,160
General Electric Co.(e) (3M USD LIBOR + 3.330%)
	4,477,000	3.449	06/15/49	4,378,193
Hillenbrand, Inc.
	1,349,000	3.750	03/01/31	1,372,607

				8,095,773

Multi-National – 0.1%
The African Export-Import Bank(d)
	550,000	3.994	09/21/29	584,128
	210,000	3.798 (f)	05/17/31	217,745
The Eastern & Southern African Trade & Development Bank
	370,000	5.375	03/14/22	377,888

				1,179,761

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Office & Business Equipment(d) – 0.1%
CDW LLC/CDW Finance Corp.
$1,440,000	4.125%	05/01/25	$ 1,495,800
Xerox Holdings Corp.(f)
1,055,000	5.000	08/15/25	1,122,256

			2,618,056

Oil Field Services – 2.2%
California Resources Corp.(d)(f)
2,135,000	7.125	02/01/26	2,177,700
Cenovus Energy, Inc.(d)
153,000	3.000	08/15/22	155,965
1,412,000	3.800	09/15/23	1,487,669
1,780,000	5.375	07/15/25	2,031,300
Cia General de Combustibles SA(f)
560,000	9.500	03/08/25	527,625
Continental Resources, Inc.(d)(f)
1,306,000	5.750	01/15/31	1,570,465
DNO ASA(d)(f)
420,000	8.375	05/29/24	439,950
EQT Corp.(d)(f)
2,375,000	3.625	05/15/31	2,511,563
Gazprom PJSC via Gaz Finance PLC
400,000	2.950	01/27/29	391,825
Genel Energy Finance 4 PLC(d)(f)
200,000	9.250	10/14/25	208,501
Geopark Ltd.(d)(f)
200,000	5.500	01/17/27	202,400
Guara Norte S.a.r.l.(f)
333,979	5.198	06/15/34	343,898
Kosmos Energy Ltd.(d)
500,000	7.125	04/04/26	492,656
Laredo Petroleum, Inc.(d)(f)
3,910,000	7.750	07/31/29	3,773,150
Leviathan Bond Ltd.(d)(f)
470,000	5.750	06/30/23	489,476
Lukoil Securities B.V.(f)
500,000	3.875	05/06/30	531,455
MEG Energy Corp.(d)(f)
2,480,000	7.125	02/01/27	2,604,000
1,250,000	5.875	02/01/29	1,284,375

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Nabors Industries Ltd.(d)(f)
	$840,000	7.250%		01/15/26	$ 785,400
Nabors Industries, Inc.(d)(f)
	2,645,000	9.000		02/01/25	2,724,350
Noble Finance Co.(d)(g)
(PIK 15.000%, Cash 11.000%)
	55,098	11.000	(f)	02/15/28	60,057
(PIK 15.000%, Cash 11.000%)
	564,689	11.000		02/15/28	615,511
Occidental Petroleum Corp.(d)
	2,180,000	8.000		07/15/25	2,591,475
	2,550,000	6.625		09/01/30	3,111,000
Petroleos Mexicanos
EUR	220,000	2.500		08/21/21	261,350
	$200,000	6.375		01/23/45	172,065
Range Resources Corp.(d)
	1,470,000	5.000		03/15/23	1,510,425
SEPLAT Energy PLC(d)(f)
	630,000	7.750		04/01/26	654,381
ShaMaran Petroleum Corp.(d)(f)
	260,000	12.000		07/30/25	256,100
Sunoco LP / Sunoco Finance Corp.(d)
	1,720,000	4.500		05/15/29	1,758,700
Sunoco LP/Sunoco Finance Corp.(d)
	545,000	5.500		02/15/26	559,306
TechnipFMC PLC(d)(f)
	2,905,000	6.500		02/01/26	3,097,456
Tecpetrol SA(d)
	390,000	4.875		12/12/22	388,167
Tiger Holdco Pte Ltd.(d)(f)(g)
	202,500	13.000		06/10/23	204,418
Transocean Poseidon Ltd.(d)(f)
	1,041,000	6.875		02/01/27	1,009,770
Transocean, Inc.(d)(f)
	8,190,000	11.500		01/30/27	8,149,050
USA Compression Partners LP/USA Compression Finance Corp.(d)
	1,300,000	6.875		04/01/26	1,358,500

					50,491,454

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Packaging – 1.1%
ARD Finance SA(d)(g) (PIK 5.750%, Cash 5.000%)
EUR	1,850,000	5.000%	06/30/27	$ 2,254,714
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(d)(f)
	$3,088,000	4.000	09/01/29	3,091,860
Berry Global, Inc.(d)(f)
	1,308,000	4.500	02/15/26	1,334,160
	2,000,000	5.625	07/15/27	2,107,500
Graphic Packaging International LLC(f)
	646,000	3.500	03/15/28	654,075
Kleopatra Finco S.a.r.l.(d)(f)
EUR	950,000	4.250	03/01/26	1,117,178
Kleopatra Holdings 2 SCA(d)(f)
	950,000	6.500	09/01/26	1,070,646
LABL, Inc.(d)(f)
	$1,750,000	6.750	07/15/26	1,850,625
Owens-Brockway Glass Container, Inc.(f)
	1,750,000	5.875	08/15/23	1,872,500
Pactiv LLC
	2,845,000	8.375	04/15/27	3,257,525
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu(d)(f)
	1,410,000	4.000	10/15/27	1,408,238
SAN Miguel Industrias Pet SA / NG PET R&P Latin America SA(d)(f)
	290,000	3.500	08/02/28	282,460
Sealed Air Corp.(f)
	1,843,000	6.875	07/15/33	2,363,647
Trivium Packaging Finance B.V.(d)(f)
	1,075,000	5.500	08/15/26	1,126,063
	1,300,000	8.500	08/15/27	1,397,500

				25,188,691

Pharmaceuticals(d) – 1.7%
AbbVie, Inc.
	6,650,000	3.200	11/21/29	7,314,867
AdaptHealth LLC(f)
	1,445,000	6.125	08/01/28	1,520,862
	670,000	4.625	08/01/29	667,488
Bausch Health Cos., Inc.(f)
	1,350,000	5.000	01/30/28	1,285,875
	1,350,000	5.250	01/30/30	1,269,000

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals(d) – (continued)
Becton Dickinson & Co.
$3,200,000	2.823%		05/20/30	$ 3,407,776
Cheplapharm Arzneimittel GmbH(f)
1,268,000	5.500		01/15/28	1,294,945
CVS Health Corp.
4,715,000	3.750		04/01/30	5,361,002
Herbalife Nutrition Ltd./HLF Financing, Inc.(f)
1,312,000	7.875		09/01/25	1,423,520
HLF Financing S.a.r.l. LLC/Herbalife International, Inc.(f)
4,199,000	4.875		06/01/29	4,225,244
Jazz Securities DAC(f)
2,830,000	4.375		01/15/29	2,948,999
Organon & Co./Organon Foreign Debt Co.-Issuer BV(f)
725,000	4.125		04/30/28	742,219
1,950,000	5.125		04/30/31	2,010,937
Prestige Brands, Inc.(f)
1,855,000	3.750		04/01/31	1,836,450
Utah Acquisition Sub, Inc.
3,000,000	3.950		06/15/26	3,331,050
Vizient, Inc.(f)
580,000	6.250		05/15/27	603,925

				39,244,159

Pipelines – 3.6%
Buckeye Partners LP(d)
2,100,000	4.350		10/15/24	2,215,500
4,636,000	3.950		12/01/26	4,688,155
929,000	4.125		12/01/27	947,580
1,217,000	4.500	(f)	03/01/28	1,250,467
Cheniere Energy Partners LP(d)
1,800,000	4.500		10/01/29	1,941,750
CQP Holdco LP/BIP-V Chinook Holdco LLC(d)(f)
4,130,000	5.500		06/15/31	4,274,550
DCP Midstream Operating LP(f)
4,000,000	6.750		09/15/37	4,920,000
DT Midstream, Inc.(d)(f)
4,130,000	4.375		06/15/31	4,284,875

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Energy Transfer LP
$4,000,000	4.250	%(d)	03/15/23	$ 4,188,920
2,985,000	6.625		10/15/36	3,976,796
Enterprise Products Operating LLC(d)(e) (3M USD LIBOR + 2.778%)
1,000,000	2.912		06/01/67	929,940
Genesis Energy LP/Genesis Energy Finance Corp.(d)
2,010,000	7.750		02/01/28	2,025,075
Global Partners LP/GLP Finance Corp.(d)
2,055,000	6.875		01/15/29	2,157,750
ITT Holdings LLC(d)(f)
1,250,000	6.500		08/01/29	1,243,750
Kinder Morgan Energy Partners LP
7,000,000	7.300		08/15/33	10,070,970
NGL Energy Operating LLC/NGL Energy Finance Corp.(d)(f)
2,345,000	7.500		02/01/26	2,412,419
NuStar Logistics LP(d)
2,569,000	6.375		10/01/30	2,851,590
Plains All American Pipeline LP/PAA Finance Corp.(d)
3,000,000	3.600		11/01/24	3,206,850
Sabine Pass Liquefaction LLC(d)
2,275,000	4.200		03/15/28	2,584,764
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.(d)
1,135,000	5.500		08/15/22	1,117,975
3,260,000	5.750		04/15/25	2,966,600
Summit Midstream Partners LP(c)(d)(e) (3M USD LIBOR + 7.430%)
3,029,000	9.500		12/15/49	2,514,070
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(d)(f)
1,608,000	5.500		09/15/24	1,632,120
525,000	6.000		12/31/30	551,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp.(d)(f)
1,910,000	4.875		02/01/31	2,062,800
The Williams Cos., Inc.
7,000,000	7.500		01/15/31	9,877,420
Venture Global Calcasieu Pass LLC(d)(f)
1,245,000	4.125		08/15/31	1,288,575

				82,182,511

Real Estate(d) – 0.4%
CIBANCO SA Institucion de Banca Multiple Trust CIB/3332(f)
390,000	4.375		07/22/31	380,351

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Real Estate(d) – (continued)
Country Garden Holdings Co. Ltd.
	$650,000	6.500%	04/08/24	$ 678,356
IRSA Propiedades Comerciales SA
	540,000	8.750	03/23/23	507,870
NE Property B.V.
EUR	470,000	1.750	11/23/24	576,354
Realogy Group LLC/Realogy Co-Issuer Corp.(f)
	$1,600,000	4.875	06/01/23	1,664,000
	1,950,000	9.375	04/01/27	2,157,188
	2,080,000	5.750	01/15/29	2,181,400
The Howard Hughes Corp.(f)
	1,096,000	4.125	02/01/29	1,086,410

				9,231,929

Real Estate Investment Trust – 0.8%
American Tower Corp.(d)
	2,125,000	3.950	03/15/29	2,414,914
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL(d)(f)
	600,000	5.750	05/15/26	625,574
Crown Castle International Corp.(d)
	300,000	4.150	07/01/50	351,894
Growthpoint Properties International Pty Ltd.
	270,000	5.872	05/02/23	287,348
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.(d)(f)
	1,306,000	4.625	06/15/25	1,387,625
MPT Operating Partnership LP/MPT Finance Corp.(d)
	3,000,000	5.000	10/15/27	3,173,610
	2,680,000	3.500	03/15/31	2,750,350
SBA Communications Corp.(d)
	2,637,000	3.875	02/15/27	2,716,110
Starwood Property Trust, Inc.(d)
	2,700,000	4.750	03/15/25	2,845,125
Trust Fibra Uno(d)
	200,000	6.390	01/15/50	237,230
VICI Properties LP/VICI Note Co., Inc.(d)(f)
	1,526,000	3.500	02/15/25	1,558,427

				18,348,207

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Retailing – 2.0%
Ambience Merger Sub, Inc.(d)(f)
$2,505,000	4.875%	07/15/28	$ 2,514,394
2,495,000	7.125	07/15/29	2,526,187
AutoNation, Inc.(d)
961,000	4.750	06/01/30	1,149,366
Beacon Roofing Supply, Inc.(d)(f)
2,560,000	4.125	05/15/29	2,560,000
Carvana Co.(d)(f)
850,000	5.500	04/15/27	880,813
eG Global Finance PLC(d)(f)
3,800,000	6.750	02/07/25	3,885,500
Eurotorg LLC Via Bonitron DAC(f)
560,000	9.000	10/22/25	588,175
Foundation Building Materials, Inc.(d)(f)
820,000	6.000	03/01/29	811,800
GYP Holdings III Corp.(d)(f)
1,160,000	4.625	05/01/29	1,177,294
InRetail Consumer(d)
200,000	3.250	03/22/28	196,740
IRB Holding Corp.(d)(f)
2,710,000	6.750	02/15/26	2,791,300
JSM Global Sarl(d)(f)
200,000	4.750	10/20/30	206,975
Kohl S Corp.(d)
1,125,000	3.375	05/01/31	1,178,764
LCM Investments Holdings II LLC(d)(f)
2,315,000	4.875	05/01/29	2,375,769
Park River Holdings, Inc.(d)(f)
740,000	5.625	02/01/29	725,200
Penske Automotive Group, Inc.(d)
2,179,000	3.750	06/15/29	2,206,237
Specialty Building Products Holdings LLC/SBP Finance Corp.(d)(f)
3,446,000	6.375	09/30/26	3,626,915
SRS Distribution, Inc.(d)(f)
3,525,000	6.125	07/01/29	3,604,312
Suburban Propane Partners LP/Suburban Energy Finance Corp.(d)(f)
2,245,000	5.000	06/01/31	2,331,994
The Cheesecake Factory, Inc.
353,000	0.375	06/15/26	329,614

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Retailing – (continued)
The Home Depot, Inc.(d)
	$1,170,000	3.350%		04/15/50	$ 1,317,888
The Michaels Cos., Inc.(d)(f)
	4,444,000	7.875		05/01/29	4,599,540
Yum! Brands, Inc.(d)(f)
	63,000	7.750		04/01/25	68,040
	3,064,000	4.750		01/15/30	3,355,080

					45,007,897

Semiconductors(d) – 0.8%
Amkor Technology, Inc.(f)
	1,398,000	6.625		09/15/27	1,502,850
AMS AG(f)
	1,682,000	7.000		07/31/25	1,801,843
Broadcom Corp./Broadcom Cayman Finance Ltd.
	1,856,000	3.875		01/15/27	2,060,327
Broadcom, Inc.
	3,117,000	5.000		04/15/30	3,719,173
	3,925,000	4.150		11/15/30	4,455,228
	2,069,000	3.469	(f)	04/15/34	2,214,864
NXP B.V./NXP Funding LLC/NXP USA, Inc.(f)
	982,000	3.400		05/01/30	1,086,495
Qorvo, Inc.
	750,000	4.375		10/15/29	815,625

					17,656,405

Software(d) – 1.0%
Brunello Bidco SpA(f)
EUR	3,100,000	3.500		02/15/28	3,668,327
Castle US Holding Corp.(f)
	$2,824,000	9.500		02/15/28	2,944,020
Clarivate Science Holdings Corp.(f)
	2,661,000	3.875		06/30/28	2,677,631
	2,401,000	4.875		06/30/29	2,419,007
Elastic NV(f)
	1,835,000	4.125		07/15/29	1,841,881
Nuance Communications, Inc.
	3,000,000	5.625		12/15/26	3,127,500

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Software(d) – (continued)
Oracle Corp.
$1,405,000	3.600%		04/01/50	$ 1,472,609
Playtika Holding Corp.(f)
2,034,000	4.250		03/15/29	2,026,373
PTC, Inc.(f)
4,000	3.625		02/15/25	4,105
SS&C Technologies, Inc.(f)
850,000	5.500		09/30/27	897,813
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.(f)
1,450,000	3.875		02/01/29	1,442,750

				22,522,016

Sovereign(d)(e) – 0.3%
CoBank ACB (3M USD LIBOR + 4.660%)
5,350,000	6.250		10/01/49	5,995,906

Telecommunication Services – 2.0%
Altice France SA(d)(f)
2,198,000	7.375		05/01/26	2,274,930
AT&T, Inc.(d)
3,000,000	5.250		03/01/37	3,814,620
CommScope, Inc.(d)(f)
1,100,000	6.000		03/01/26	1,150,875
1,430,000	7.125		07/01/28	1,540,825
Digicel Group Holdings Ltd.(d)(f)(g) (PIK 3.000%, Cash 5.000%)
627,387	8.000		04/01/25	542,219
Frontier Communications Holdings LLC(d)(f)
873,000	5.000		05/01/28	901,372
Intelsat Jackson Holdings SA(d)
708,000	5.500	(c)	08/01/23	385,860
4,800,000	8.000	(f)	02/15/24	4,944,000
3,000,000	8.500	(c)(f)	10/15/24	1,702,500
Lumen Technologies, Inc.
1,450,000	5.125	(d)(f)	12/15/26	1,508,000
2,870,000	7.650		03/15/42	3,250,275
MTN Mauritius Investments Ltd.
420,000	6.500		10/13/26	481,504
Network i2i, Ltd.(d)(e) (5 year CMT + 4.274%)
360,000	5.650		01/15/49	378,293

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
Nokia of America Corp.
$3,000,000	6.450%	03/15/29	$ 3,367,500
Sprint Capital Corp.
1,150,000	8.750	03/15/32	1,772,437
Sprint Corp.
4,269,000	7.875	09/15/23	4,829,306
T-Mobile USA, Inc.(d)
1,896,000	4.500	04/15/50	2,309,480
Telecom Argentina SA(f)
238,000	8.500	08/06/25	235,590
Telecom Italia Capital SA
3,025,000	7.200	07/18/36	3,853,094
1,000,000	7.721	06/04/38	1,341,250
Verizon Communications, Inc.
3,000,000	5.250	03/16/37	4,005,510

			44,589,440

Toys/Games/Hobbies(d) – 0.2%
Mattel, Inc.
2,475,000	3.150	03/15/23	2,524,500
2,185,000	3.375 (f)	04/01/26	2,272,400

			4,796,900

Transportation(f) – 0.1%
Cargo Aircraft Management, Inc.(d)
785,000	4.750	02/01/28	800,700
MV24 Capital B.V.
317,482	6.748	06/01/34	345,261

			1,145,961

TOTAL CORPORATE OBLIGATIONS (Cost $988,999,625)			$1,045,796,910

Mortgage-Backed Obligations(e) – 0.0%
Collateralized Mortgage Obligation – 0.0%
Sequential Floating Rate – 0.0%
Merrill Lynch Alternative Note Asset Trust Series 2007-OAR3, Class A1(1M LIBOR + 0.190%)
$184,239	0.279%	07/25/47	$ 170,374

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $71,393)			$ 170,374

Principal Amount		Interest Rate	Maturity Date	Value

Foreign Debt Obligations – 0.2%
Sovereign – 0.2%
Republic of Ecuador(c)(f)(i)
	$57,283	0.000%	07/31/30	$ 31,577
Republic of Egypt
EUR	590,000	4.750	04/11/25	725,608
Republic of Nigeria
	$690,000	6.500	11/28/27	730,451
Republic of Turkey
	760,000	6.125	10/24/28	780,093
Ukraine Government Bond
	680,000	7.750	09/01/23	728,620

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $2,700,103)				$ 2,996,349

Bank Loans(j) – 8.2%
Aerospace & Defense(e) – 0.5%
ADS Tactical, Inc. (3M LIBOR + 5.750%)
	$4,465,000	6.750%	03/19/26	$ 4,465,000
Peraton Corp. (1M LIBOR + 7.750%)
	1,800,000	8.500	02/01/29	1,827,000
TransDigm, Inc. (1M LIBOR + 2.250%)
	4,208,109	2.342	12/09/25	4,130,721

				10,422,721

Automotive(e) – 0.4%
Adient US LLC (1M LIBOR + 3.500%)
	2,825,000	3.592	04/08/28	2,821,469
First Brands Group LLC
(1M LIBOR + 5.000%)
	2,144,625	6.000	03/30/27	2,165,406
(1M LIBOR + 8.500%)
	2,900,000	9.500	03/30/28	2,921,750

				7,908,625

Automotive - Parts – 0.2%
Garrett LX I S.a.r.l.(e) (3M LIBOR + 3.250%)
	2,800,000	4.000	04/30/28	2,789,500
Rough Country, LLC(k)
	1,950,000	0.000	07/26/28	1,945,125
	800,000	0.000	07/26/29	797,000

				5,531,625

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(j) – (continued)
Chemicals(e) – 0.2%
Momentive Performance Materials, Inc. (1M LIBOR + 3.250%)
$2,107,000	3.350%	05/15/24	$ 2,090,313
Starfruit Finco B.V. (1M LIBOR + 2.750%)
2,395,028	5.552	10/01/25	2,362,527

			4,452,840

Commercial Services – 0.3%
Allied Universal Holdco LLC(e) (1M LIBOR + 3.750%)
1,450,000	4.250	05/12/28	1,447,782
KKR Apple Bidco, LLC(k)
3,800,000	0.000	07/13/28	3,771,500
325,000	0.000	07/16/29	329,469
MPH Acquisition Holdings LLC(e) (3M LIBOR + 2.750%)
1,666,192	3.750	06/07/23	1,653,512

			7,202,263

Consumer Cyclical Services - Business(k) – 0.1%
Trident TPI Holdings, Inc.
1,839,130	0.000	07/28/28	1,836,832
260,870	0.000	07/29/28	260,543

			2,097,375

Consumer Discretionary(e) – 0.1%
Hunter Fan Co. (3M LIBOR + 5.000%)
2,800,000	5.750	04/09/28	2,794,176

Diversified Financial Services(e) – 0.3%
Edelman Financial Center LLC (1M LIBOR + 3.750%)
3,564,150	4.250	04/07/28	3,553,743
Fiserv Investment Solutions, Inc. (3M LIBOR + 4.000%)
641,879	4.155	02/18/27	640,878
Syncapay, Inc. (3M LIBOR + 6.500%)
2,123,125	7.500	12/10/27	2,127,774

			6,322,395

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(j) – (continued)
Electronic Equipment & Instruments(e) – 0.2%
Ingram Micro, Inc. (3M LIBOR + 3.500%)
$3,375,000	4.000%	06/30/28	$ 3,375,000

Entertainment(e) – 0.0%
Scientific Games International, Inc. (1M LIBOR + 2.750%)
997,423	2.842	08/14/24	981,494

Environmental(e) – 0.1%
Packers Holdings LLC (3M LIBOR + 3.250%)
2,197,250	4.000	03/09/28	2,174,355

Food & Drug Retailing(e) – 0.0%
B&G Foods, Inc. (1M LIBOR + 2.500%)
619,375	2.592	10/10/26	618,217

Health Care - Pharmaceuticals(e) – 0.3%
Jazz Financing Lux S.a.r.l.
5,600,000	4.000	05/05/28	5,605,264

Health Care - Services – 0.2%
ICON Luxembourg S.a.r.l.(k)
249,320	0.000	07/03/28	248,697
1,000,680	0.000	07/03/28	998,178
U.S. Renal Care, Inc.(e) (1M LIBOR + 5.500%)
2,400,000	6.500	06/26/26	2,413,512
Verscend Holding Corp.(e) (1M LIBOR + 4.000%)
1,364,994	4.092	08/27/25	1,361,240

			5,021,627

Health Care Products(e) – 0.1%
Insulet Corp. (1M LIBOR + 3.250%)
1,400,000	3.750	05/04/28	1,399,132

Healthcare Providers & Services(k) – 0.1%
RegionalCare Hospital Partners Holdings, Inc.
3,200,000	0.000	11/16/25	3,171,648

Industrial Services(e) – 0.1%
LaserShip, Inc. (3M LIBOR + 4.500%)
2,450,000	5.250	05/07/28	2,448,481

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(j) – (continued)
Machinery(e) – 0.2%
Brown Group Holding LLC (3M LIBOR + 2.750%)
	$796,350	3.250%	06/07/28	$ 790,043
Engineered Machinery Holdings, Inc.
(3M EURIBOR + 3.750%)
EUR	875,000	3.750	05/05/28	1,033,702
(3M LIBOR + 3.250%)
	$1,496,124	4.250	07/19/24	1,493,132

				3,316,877

Media(e) – 0.4%
CSC Holdings LLC
(1M LIBOR + 2.500%)
	3,744,847	2.593	04/15/27	3,691,333
(3M PRIME + 1.250%)
	1,680,861	5.250	07/17/25	1,652,841
Syndigo LLC
(3M LIBOR + 4.500%)
	2,069,813	5.250	12/15/27	2,054,289
(3M LIBOR + 8.000%)
	625,000	8.750	12/15/28	618,750

				8,017,213

Media - Broadcasting & Radio(e) – 0.1%
Cumulus Media New Holdings, Inc. (3M LIBOR + 3.750%)
	627,661	4.750	03/31/26	626,876
Getty Images, Inc. (1M LIBOR + 4.500%)
	1,928,846	7.000	02/19/26	1,923,619

				2,550,495

Media - Cable(k) – 0.1%
DirecTV Financing LLC
	2,575,000	0.000	07/22/27	2,568,897

Media - Non Cable(e) – 0.1%
Terrier Media Buyer, Inc. (1M LIBOR + 3.500%)
	1,182,060	3.592	12/17/26	1,169,424

Oil Field Services(e) – 0.2%
Apergy Corp. (3M LIBOR + 5.000%)
	3,312,821	6.000	06/03/27	3,366,654

Packaging(e) – 0.2%
Flex Acquisition Co., Inc. (3M LIBOR + 3.250%)
	2,767,223	3.395	06/29/25	2,725,079

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(j) – (continued)
Packaging(e) – (continued)
Reynolds Group Holdings, Inc.
(1M LIBOR + 2.750%)
$1,115,652	2.928%	02/05/23	$ 1,111,468
(1M LIBOR + 3.250%)
1,069,625	3.354	02/05/26	1,056,447

			4,892,994

Pharmaceuticals(e) – 0.6%
Alphabet Holding Co., Inc. (1M LIBOR + 7.750%)
2,187,500	7.842	09/26/25	2,187,500
Bausch Health Cos., Inc. (1M LIBOR + 3.000%)
5,355,630	3.104	06/02/25	5,315,463
Gainwell Acquisition Corp. (3M LIBOR + 4.000%)
6,368,000	4.750	10/01/27	6,362,014

			13,864,977

Real Estate Investment Trusts(e) – 0.1%
Brookfield Property REIT, Inc. (1M LIBOR + 3.000%)
1,959,900	3.250	08/28/23	1,938,341
Realogy Group LLC (1M LIBOR + 2.250%)
815,734	3.000	02/08/25	811,484

			2,749,825

Retailers(e) – 0.2%
OEConnection LLC (1M LIBOR + 4.000%)
2,562,880	7.750	09/25/26	2,542,582
TruGreen LP (3M LIBOR + 8.500%)
2,650,000	9.250	11/02/28	2,703,000

			5,245,582

Semiconductors(e) – 0.0%
Allegro Microsystems, Inc. (3M LIBOR + 3.750%)
73,077	4.250	09/30/27	72,894

Services Cyclical - Business Services(e) – 0.2%
EVO Payments International LLC (1M LIBOR + 3.250%)
2,688,428	3.350	12/22/23	2,676,115
Travelport Finance (Luxembourg) S.a.r.l. (3M LIBOR + 8.000%)
1,603,197	2.500	02/28/25	1,628,351

			4,304,466

Services Cyclical - Consumer Services(e) – 0.1%
Asurion LLC (1M LIBOR + 3.250%)
3,308,512	3.342	12/23/26	3,244,922

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(j) – (continued)
Technology - Software/Services(e) – 1.8%
AppLovin Corp. (1M LIBOR + 3.250%)
$845,663	3.342%	08/15/25	$ 838,864
Banff Merger Sub, Inc. (1M LIBOR + 3.750%)
4,354,954	3.842	10/02/25	4,315,673
Ceridian HCM Holding, Inc. (1 Week LIBOR + 2.500%)
2,917,500	2.584	04/30/25	2,862,797
DCert Buyer, Inc.
(1M LIBOR + 4.000%)
2,076,175	4.104	10/16/26	2,071,566
(1M LIBOR + 7.000%)
2,700,000	7.092	02/16/29	2,720,250
Endure Digital, Inc. (3M LIBOR + 3.500%)
2,025,000	4.250	02/10/28	1,985,128
Epicor Software Corp.
(1M LIBOR + 3.250%)
4,069,250	4.000	07/30/27	4,054,723
(1M LIBOR + 7.750%)
1,275,000	8.750	07/31/28	1,316,437
Grab Holdings, Inc. (6M LIBOR + 4.500%)
3,042,375	5.500	01/29/26	3,057,587
Idera, Inc.
(3M LIBOR + 3.750%)
2,069,813	4.500	03/02/28	2,062,485
(3M LIBOR + 6.750%)
405,000	7.500	03/02/29	402,469
MedAssets Software Intermediate Holdings, Inc. (3M LIBOR + 3.750%)
1,150,000	4.500	01/28/28	1,145,687
Mitchell International, Inc. (1M LIBOR + 4.250%)
5,012,125	4.750	11/29/24	5,007,664
The Dun & Bradstreet Corp. (1M LIBOR + 3.250%)
3,509,116	3.336	02/06/26	3,477,850
The Ultimate Software Group, Inc.
(1M LIBOR + 3.750%)
1,621,125	3.842	05/04/26	1,619,407
(3M LIBOR + 3.250%)
173,690	4.000	05/04/26	173,490
(3M LIBOR + 6.750%)
100,000	7.500	05/03/27	101,458
Virtusa Corp.(1M LIBOR + 4.250%)
3,785,513	5.000	02/11/28	3,794,976

			41,008,511

Telecommunication Services(e) – 0.4%
Hoya Midco LLC (1M LIBOR + 3.500%)
7,523,645	4.500	06/30/24	7,465,637
Level 3 Financing, Inc. (1M LIBOR + 1.750%)
2,023,967	1.842	03/01/27	1,979,703

			9,445,340

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(j) – (continued)
Transportation(k) – 0.1%
The Hertz Corp.
$507,443	0.000%	06/14/28	$ 504,165
2,692,557	0.000	06/14/28	2,675,163

			3,179,328

Wireless Telecommunications(e) – 0.2%
Intelsat Jackson Holdings SA
(1M PRIME + 4.750%)
3,000,000	8.000	11/27/23	3,041,730
(3M LIBOR + 5.500%)
1,482,446	5.618	07/13/22	1,492,171
Sorenson Communications LLC (3M LIBOR + 5.500%)
853,125	6.250	03/12/26	858,192

			5,392,093

TOTAL BANK LOANS (Cost $185,161,221)			$ 185,917,730

Units	Expiration Date		Value

Warrant(c) – 0.0%
Aspect Software, Inc. Class B(b) (Technology – Software/Services)
194,739			$ 19,474
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)
1,476	02/09/26		31,823
Noble Corp. (Oil, Gas & Consumable Fuels)
5,288	02/05/28		24,457

TOTAL WARRANT (Cost $424,401)			$ 75,754

Shares	Dividend Rate		Value

Investment Companies(l) – 6.4%
Goldman Sachs Emerging Markets Equity Fund - Class R6
2,524	0.305%		$ 78,472
Goldman Sachs Financial Square Government Fund - Class R6
48,739,708	0.026		48,739,708
Goldman Sachs Financial Square Government Fund - Institutional Shares
66,168,146	0.026		66,168,146
Goldman Sachs High Yield Fund - Class R6
9,174	4.976		59,816

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Dividend Rate	Value

Investment Companies(l) – (continued)
Goldman Sachs MLP Energy Infrastructure Fund - Class R6
1,295,115	6.115%	$ 30,927,342

TOTAL INVESTMENT COMPANIES (Cost $137,615,517)		$ 145,973,484

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,990,938,691)		$2,245,303,546

Securities Lending Reinvestment Vehicle(l) – 0.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
225,225	0.026%	$ 225,225
(Cost $225,225)

TOTAL INVESTMENTS – 98.8% (Cost $1,991,163,916)		$2,245,528,771

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%		28,423,145

NET ASSETS – 100.0%		$2,273,951,916

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion of security is on loan.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(c)	Security is currently in default and/or non-income producing.

(d)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on July 31, 2021.

(f)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(g)	Pay-in-kind securities.

(h)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $697,528, which represents approximately 0.0% of the Fund’s net assets as of July 31, 2021.

(i)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(j)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on July 31, 2021. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(k)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(l)	Represents an affiliated issuer.

Currency Abbreviations:
EUR	— Euro
GBP	— British Pound
USD	— U.S. Dollar

Investment Abbreviations:
ADR	— American Depositary Receipt
CMT	— Constant Maturity Treasury Indexes
CP	— Commercial Paper
EURO	— Euro Offered Rate
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
MTN	— Medium Term Note
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Funding Rate

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At July 31, 2021, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	GBP	2,194,113	USD	3,031,387	08/05/21	$18,464
	USD	28,015,944	EUR	23,414,581	09/10/21	217,934
	USD	724,646	GBP	510,129	08/05/21	15,559

TOTAL						$251,957

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	EUR	813,685	USD	969,287	09/10/21	$(3,272)
	USD	1,430,869	EUR	1,213,609	09/10/21	(9,940)
	USD	2,983,779	GBP	2,150,000	08/05/21	(4,754)

						$(17,966)

FUTURES CONTRACTS — At July 31, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Euro Stoxx Index	2,163	09/17/21	$11,918,409	$(715,387)
S&P 500 E-Mini Index	161	09/17/21	35,335,475	1,371,732
Ultra Long U.S. Treasury Bonds	516	09/21/21	102,958,125	6,577,899
2 Year U.S. Treasury Notes	116	09/30/21	25,596,125	(5,806)
5 Year U.S. Treasury Notes	1,093	09/30/21	136,018,727	1,216,510
20 Year U.S. Treasury Bonds	43	09/21/21	7,082,906	309,094

Total				$8,754,042

Short position contracts:
Ultra Long U.S. Treasury Bonds	(164)	09/21/21	(32,723,125)	(1,404,371)
Ultra 10 Year U.S. Treasury Notes	(220)	09/21/21	(33,055,000)	(1,253,096)
5 Year U.S. Treasury Notes	(29)	09/30/21	(3,608,914)	(5,262)
10 Year U.S. Treasury Notes	(87)	09/21/21	(11,697,422)	(39,412)

Total				$(2,702,141)

TOTAL FUTURES CONTRACTS				$6,051,901

SWAP CONTRACTS — At July 31, 2021, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M LIBOR(b)	0.250%(c)	09/15/22		$8,140	$7,092	$3,266	$3,826
0.250%(c)	3M LIBOR(b)	09/15/23		310	276	766	(490)
3M LIBOR(b)	0.250(c)	09/15/24		1,000	(7,557)	(7,362)	(195)
(0.500) (d)	6M EURO(c)	09/15/24	EUR	420	813	1,661	(848)
(0.500) (c)	6M EURO(c)	09/15/26		620	5,587	9,537	(3,950)
3M LIBOR(b)	0.500(c)	09/15/26		$18,140	(288,432)	(384,575)	96,143
3M LIBOR(b)	0.750(c)	09/15/28		2,190	(44,884)	(71,824)	26,940
3M LIBOR(b)	1.000(c)	09/15/31		25,240	(671,762)	(1,245,027)	573,265
1.250(c)	3M LIBOR(b)	09/15/41		280	17,765	26,027	(8,262)

TOTAL					$(981,102)	$(1,667,531)	$686,429

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to July 31, 2021.
(b)	Payments made quarterly.
(c)	Payments made semi-annually.
(d)	Payments made annually.

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at July 31, 2021(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
Transocean, Inc., 8.000%, 02/01/2027	(1.000)%	12.731%	12/20/22	$550	$82,290	$61,649	$20,641

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

A basket (MSGSHBC) of common stocks(a)	0.050%	MS & Co. Int. PLC	08/26/21	$325	$(673,983)

*	There is no upfront payment on the swap contract, therefore the unrealized gain (loss) of the swap contract is equal to its market value.
(a)	Payments made quarterly.

WRITTEN OPTIONS CONTRACTS — At July 31, 2021, the Portfolio had the following written options:

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Written option contracts Calls
Euro Stoxx Index	MS & Co. Int. PLC	$4,071.49	08/09/2021	(8,076)	$(8,076)	$(434,406)	$(294,082)	$(140,324)
SPX Index	MS & Co. Int. PLC	4,407.24	08/09/2021	(17,193)	(17,193)	(358,572)	(386,297)	27,725

TOTAL				(25,269)	$(25,269)	$(792,978)	$(680,379)	$(112,599)

Abbreviations:
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 97.1%
Automobiles – 0.4%
20,065	Thor Industries, Inc.	$ 2,374,893

Building Products – 1.1%
42,595	A.O. Smith Corp.	2,995,706
9,730	Lennox International, Inc.	3,205,354

		6,201,060

Capital Markets – 5.5%
6,620	BlackRock, Inc.	5,740,665
14,187	Evercore, Inc. Class A	1,875,521
10,135	FactSet Research Systems, Inc.	3,621,033
14,470	Moody’s Corp.	5,440,720
14,080	S&P Global, Inc.	6,036,378
43,745	SEI Investments Co.	2,659,696
24,449	T. Rowe Price Group, Inc.	4,991,508

		30,365,521

Chemicals – 1.8%
21,830	Ecolab, Inc.	4,820,719
17,256	The Sherwin-Williams Co.	5,022,014

		9,842,733

Commercial Services & Supplies – 0.7%
105,062	Rollins, Inc.	4,027,027

Communications Equipment – 1.3%
132,615	Cisco Systems, Inc.	7,342,893

Consumer Finance – 0.8%
36,260	Discover Financial Services	4,507,843

Distributors – 0.7%
8,495	Pool Corp.	4,059,081

Electric Utilities – 1.3%
75,030	NextEra Energy, Inc.	5,844,837
24,365	PNM Resources, Inc.	1,177,560

		7,022,397

Electrical Equipment – 0.9%
15,230	Rockwell Automation, Inc.	4,682,007

Electronic Equipment, Instruments & Components – 4.1%
79,415	Amphenol Corp. Class A	5,756,793
129,380	Corning, Inc.	5,415,847
10,105	Littelfuse, Inc.	2,687,829
54,557	National Instruments Corp.	2,406,509
40,733	TE Connectivity Ltd.	6,006,896

		22,273,874

Entertainment – 1.8%
120,740	Activision Blizzard, Inc.	10,096,279

Equity Real Estate Investment Trusts (REITs) – 2.1%
15,155	CoreSite Realty Corp.	2,094,573
33,655	Equity LifeStyle Properties, Inc.	2,820,289
21,710	Extra Space Storage, Inc.	3,780,579
68,500	Iron Mountain, Inc.	2,997,560

		11,693,001

Shares	Description	Value

Common Stocks – (continued)
Food & Staples Retailing – 2.0%
14,831	Costco Wholesale Corp.	$ 6,373,177
113,930	The Kroger Co.	4,636,951

		11,010,128

Food Products – 1.9%
89,530	Hormel Foods Corp.	4,152,401
23,370	Ingredion, Inc.	2,052,120
58,400	Tyson Foods, Inc. Class A	4,173,264

		10,377,785

Health Care Equipment & Supplies – 2.9%
28,585	Danaher Corp.	8,503,752
27,615	Stryker Corp.	7,482,008

		15,985,760

Health Care Providers & Services – 7.7%
47,195	AmerisourceBergen Corp.	5,765,813
18,305	Anthem, Inc.	7,029,303
90,225	CVS Health Corp.	7,430,931
14,510	Humana, Inc.	6,179,228
37,265	Quest Diagnostics, Inc.	5,284,177
26,566	The Ensign Group, Inc.	2,259,970
19,741	UnitedHealth Group, Inc.	8,137,635

		42,087,057

Hotels, Restaurants & Leisure – 1.3%
86,155	The Wendy’s Co.	1,999,658
40,490	Yum! Brands, Inc.	5,319,981

		7,319,639

Independent Power and Renewable Electricity Producers – 0.4%
13,182	Atlantica Sustainable Infrastructure PLC	524,116
9,774	Brookfield Renewable Corp. Class A	414,809
13,514	Clearway Energy, Inc. Class A	364,202
8,915	NextEra Energy Partners LP	691,180

		1,994,307

Industrial Conglomerates – 1.0%
27,945	3M Co.	5,531,433

Insurance – 2.8%
22,625	Aon PLC Class A	5,883,179
7,960	Primerica, Inc.	1,163,911
61,410	Principal Financial Group, Inc.	3,815,403
36,780	The Allstate Corp.	4,783,239

		15,645,732

IT Services – 8.6%
22,417	Accenture PLC Class A	7,121,433
31,180	Automatic Data Processing, Inc.	6,536,263

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
IT Services – (continued)
27,237	Broadridge Financial Solutions, Inc.	$ 4,725,347
44,005	Fidelity National Information Services, Inc.	6,558,945
22,359	Jack Henry & Associates, Inc.	3,892,478
19,265	Mastercard, Inc. Class A	7,435,134
135,655	The Western Union Co.	3,148,553
30,790	Visa, Inc. Class A	7,586,348

		47,004,501

Leisure Products – 0.9%
22,215	Brunswick Corp.	2,319,246
19,144	Polaris, Inc.	2,509,204

		4,828,450

Machinery – 1.0%
38,415	Donaldson Co., Inc.	2,542,689
27,555	The Toro Co.	3,134,106

		5,676,795

Media – 6.6%
214,645	Comcast Corp. Class A	12,627,565
99,753	Omnicom Group, Inc.	7,264,014
219,725	The Interpublic Group of Cos., Inc.	7,769,476
209,354	ViacomCBS, Inc. Class B	8,568,859

		36,229,914

Metals & Mining – 0.5%
16,385	Reliance Steel & Aluminum Co.	2,574,903

Multi-Utilities – 0.8%
44,730	WEC Energy Group, Inc.	4,210,882

Multiline Retail – 0.3%
8,705	Dillard’s, Inc. Class A	1,595,365

Oil, Gas & Consumable Fuels – 15.1%
130,563	Antero Midstream Corp.	1,240,349
41,520	BP Midstream Partners LP	573,391
56,937	Cheniere Energy Partners LP	2,406,727
101,489	Crestwood Equity Partners LP	2,955,360
161,217	DCP Midstream LP	4,401,224
14,028	Delek Logistics Partners LP	586,651
16,253	DTE Midstream LLC*	689,127
90,021	Enable Midstream Partners LP	752,576
952,968	Energy Transfer LP	9,396,265
331,057	Enterprise Products Partners LP	7,471,957
24,251	Enviva Partners LP	1,309,554
65,813	Genesis Energy LP	659,446
26,801	Hess Midstream LP Class A	693,610
73,727	Holly Energy Partners LP	1,518,776
35,173	Kinder Morgan, Inc.	611,307
140,779	Magellan Midstream Partners LP	6,560,301
327,353	MPLX LP	9,290,278
175,257	NuStar Energy LP	2,902,256
22,665	ONEOK, Inc.	1,177,900
25,318	PBF Logistics LP	345,844
33,131	Pembina Pipeline Corp.	1,094,980
80,793	Phillips 66 Partners LP	2,951,368

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
671,598	Plains All American Pipeline LP	$ 6,722,696
51,135	Rattler Midstream LP	532,315
139,484	Shell Midstream Partners LP	1,931,853
18,821	Sunoco LP	715,386
84,194	Targa Resources Corp.	3,545,409
17,117	TC Energy Corp.	834,111
108,046	The Williams Cos., Inc.	2,706,552
322,616	Western Midstream Partners LP	6,449,094

		83,026,663

Personal Products – 1.1%
17,625	The Estee Lauder Cos., Inc. Class A	5,883,754

Pharmaceuticals – 0.5%
56,825	Perrigo Co. PLC	2,729,305

Professional Services – 0.9%
15,830	Insperity, Inc.	1,567,961
32,170	Robert Half International, Inc.	3,159,416

		4,727,377

Semiconductors & Semiconductor Equipment – 5.3%
35,635	Analog Devices, Inc.	5,966,012
18,359	KLA Corp.	6,391,869
26,027	Power Integrations, Inc.	2,524,359
48,310	QUALCOMM, Inc.	7,236,838
36,168	Texas Instruments, Inc.	6,894,344

		29,013,422

Software – 2.7%
21,245	InterDigital, Inc.	1,399,833
22,645	Microsoft Corp.	6,451,787
77,240	Oracle Corp.	6,730,694

		14,582,314

Specialty Retail – 4.9%
39,835	Best Buy Co., Inc.	4,475,462
27,130	Dick’s Sporting Goods, Inc.	2,825,318
30,440	Lowe’s Cos., Inc.	5,865,484
19,885	The Home Depot, Inc.	6,526,058
22,605	Tractor Supply Co.	4,089,923
20,120	Williams-Sonoma, Inc.	3,052,204

		26,834,449

Technology Hardware, Storage & Peripherals – 1.8%
182,256	HP, Inc.	5,261,731
52,225	Seagate Technology Holdings PLC	4,590,577

		9,852,308

Textiles, Apparel & Luxury Goods – 2.0%
39,220	NIKE, Inc. Class B	6,569,742
56,063	VF Corp.	4,496,253

		11,065,995

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Trading Companies & Distributors – 1.6%
81,185	Fastenal Co.	$ 4,446,502
18,133	MSC Industrial Direct Co., Inc. Class A	1,616,920
10,214	Watsco, Inc.	2,884,842

		8,948,264

TOTAL COMMON STOCKS (Cost $350,536,522)		$533,225,111

Shares	Dividend Rate	Value

Investment Companies(a) – 1.7%
Goldman Sachs Financial Square Government Fund - Class R6
8,872,298	0.026%	$ 8,872,298
Goldman Sachs Financial Square Government Fund - Institutional Shares
241,526	0.026	241,526

TOTAL INVESTMENT COMPANIES (Cost $9,113,824)		$ 9,113,824

TOTAL INVESTMENTS – 98.8% (Cost $359,650,346)		$542,338,935

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%		6,830,948

NET ASSETS – 100.0%		$549,169,883

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents affiliated funds.

Investment Abbreviations:
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web atwww.GSAMFUNDS.com.

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

S&P 500 E-Mini Index	72	09/17/21	$15,802,200	$588,448

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

The Income Builder Fund may also enter into certain credit arrangements, all or a portion of which may be unfunded. Unfunded loan commitments represent the remaining obligation of a Fund to the borrower. A Fund is obligated to fund these commitments at the borrower’s discretion. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit of a loan. All loans and unfunded loan commitments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower. Loans, including unfunded loan commitments, are marked to market daily using pricing vendor quotations and the change in value, if any, is recorded as an unrealized gain or loss.

ii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement. The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A total return swap is an agreement that gives a Fund the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

B. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of July 31, 2021:

INCOME BUILDER

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$7,433,706	$—	$—
Europe	209,050,127	—	—
North America	635,428,204	11,974,062	486,846
Fixed Income
Corporate Obligations	—	1,045,796,910	—
Mortgage-Backed Obligations	—	170,374	—
Foreign Debt Obligations	—	2,996,349	—
Bank Loans	—	185,917,730	—
Warrants	—	56,280	19,474
Investment Companies	145,973,484	—	—
Securities Lending Reinvestment Vehicle	225,225	—	—

Total	$998,110,746	$1,246,911,705	$506,320

Derivative Type

Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$251,957	$—
Futures Contracts	9,475,235	—	—
Interest Rate Swap Contracts	—	700,174	—
Credit Default Swap Contracts	—	20,641	—

Total	$9,475,235	$972,772	$—

Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(17,966)	$—
Futures Contracts(b)	(3,423,334)	—	—
Interest Rate Swap Contracts(b)	—	(13,745)	—
Total Return Swap Contracts(b)	—	(673,983)	—
Written Option Contracts	—	(792,978)	—

Total	$(3,423,334)	$(1,498,672)	$—

RISING DIVIDEND GROWTH

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$26,855,505	$—	$—
North America	506,369,606	—	—
Investment Companies	9,113,824	—	—

Total	$542,338,935	$—	$—

Derivative Type

Assets(b)
Futures Contracts	$588,448	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Income Builder Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, the Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

On March 5, 2021, the United Kingdom’s Financial Conduct Authority (“FCA”) and ICE Benchmark Authority formally announced that certain LIBOR benchmarks will cease publication after December 31, 2021 while others will cease publication after June 30, 2023. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to the Fund’s investments resulting from a substitute reference rate may also adversely affect the Fund’s performance and/or NAV.

Foreign Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or problems with registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Foreign Custody Risk — If a Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of,

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

July 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, the Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting the Fund to the creditworthiness of that lender as well. Investors in loans, such as the Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, the Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations for a period after the sale of the loans, and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Master Limited Partnership Risk — Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

Short Position Risk — The Funds may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that the Funds may purchase for investment. Taking short positions involves leverage of the Funds’ assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which the Funds have taken a short position increases, then the Funds will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited. To the extent that the Funds use the proceeds they receive from a short position to take additional long positions, the risks associated with the short position, including leverage risks, may be heightened, because doing so increases the exposure of the Funds to the markets and therefore could magnify changes to the Funds’ NAV.